Note 21 - Gold Bullion Loans	12 Months Ended
Aug. 31, 2018
Statement Line Items [Line Items]
Disclosure of Gold bullion loans [text block]
21.	Gold Bullion Loans

Activity during the year ended
August 31, 2018:

During the year ended
August 31, 2018,
the Company closed
$1,310,660
(US
$1,027,727
) in gold loans.

Under the terms of the loan agreements, the bullion loans are for a period of one
year, are subject to renewal, and carry an
8%
interest rate payable quarterly. At the sole discretion of the Lender, the bullion loans may
be repaid in cash or common shares of the Company or gold in specified form at the option of the lender. If the bullion loans are paid back by bullion, the valuation date for such bullion will be the date of the loan agreements. The bullion loans may
be converted into common shares of the Company at the sole discretion of the lenders at an exercise price of
US$0.267
-
$0.3446
per share. Interest is payable quarterly, either in cash or in shares at the option of the lender at a price of
US$0.267
-
$0.3446
per share. There is
no
prepayment penalty.

On
June 8, 2018,
the Company repriced the exercise price to convert the loans and interest into common shares at a price of
US$0.26.

On
August 27, 2018,
the Company settled
$324,475
(
US$250,000
) of principal amount of outstanding loans through the issuance of
961,538
shares with a value of
$605,769
resulting on a loss on settlement of
$281,294.

Activity during the year ended
August 31, 2017:

There were
no
new gold loan issuances during the year ended
August 31, 2017.

The Company entered into extension agreements in regards to
US$1,530,000
in gold loans closed on
June 22, 2015,
extending the term by
one
year to
June 22, 2018,
but modifying
no
other terms of the
2015
loans.

Outstanding balance:

The balance of the gold bullion loans is as follows:

	August 31, 2018	August 31, 2017
Balance at beginning of year	$3,394,998	$3,121,831
Loans received	1,310,660	—
Less: repayment of loans converted to shares	(324,475)	—
Less: conversion component of convertible loans	(151,000)	—
Interest accrued	337,012	293,278
Issuance of shares for interest payment	(236,369)	(328,033)
Interest accretion	272,991	449,460
Foreign exchange translation adjustment	18,534	(141,538)
Balance at end of year	$4,622,351	$3,394,998

Classification:
Short term portion of gold loan	$4,622,351	$2,335,474
Long term portion of gold loan	—	1,059,524
Balance at end of year	$4,622,351	$3,394,998

Interest expense related to the gold bullion loan amounted to
$337,012
(
2017
-
$293,278
), for the year ended
August 31, 2018
and is recorded as finance charge in the statements of comprehensive loss. Accretion expense during the year ended
August 31, 2018
totaled
$272,991
(
2017
-
$449,460
).

Derivative in gold bullion loans:

Prior to
September 1, 2016,
the derivative in gold bullion loans consisted of conversion options issued on gold bullion loans which had exercise prices denominated in a currency other than the Company’s functional currency, which at that time was the Canadian dollar. During the period that the Canadian dollar was the Company’s functional currency, derivatives in gold bullion loans that were exercisable in U.S. dollars were classified as derivative liabilities. Upon the change in functional currency to the U.S. dollar, these derivative liabilities were no
longer classified as derivatives and an amount of
$5,051,000
was reclassified to for share based payments reserve.